INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets Pledged [Abstract]
Vessels	$ 3,622,364
Vessels and equipment
Assets Pledged [Abstract]
Vessels	3,574,469
Vessels and equipment | Pledged as collateral
Assets Pledged [Abstract]
Vessels	$ 3,622,087	$ 3,650,325